SUPPLEMENTAL CASH FLOW INFORMATION (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SUPPLEMENTAL CASH FLOW INFORMATION
Acquisitions of property and equipment - Credited to trade payables	Rp 5,175	Rp 5,459	Rp 4,275
Acquisitions of property and equipment - Advance paid			2,837
Acquisitions of property and equipment - Credited to obligations under finance leases			201
Acquisitions of property and equipment - Interest capitalization	160	99	270
Acquisitions of property and equipment - Additions of right of use assets credited to new leases	4,308	2,969
Acquisitions of intangible assets: Credited to trade payables	Rp 341	Rp 684	Rp 235